Loan Receivables (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Loan Receivables [Line Items]
Loan receivables	$ 50,000,000
Loan Agreement [Member]
Loan Receivables [Line Items]
Loan amount	$ 50,000,000
Annual interest rate	6.00%
Loan agreement term	5 years